Accounting Policies - Subsidiaries (Details) $ in Thousands	1 Months Ended		12 Months Ended
	Mar. 31, 2016	Feb. 29, 2016	Dec. 31, 2017 MXN ($) item	Dec. 31, 2016 MXN ($)	Dec. 31, 2015
Content and Other Businesses | Grupo Telesistema, S.A. de C.V. and subsidiaries
Consolidated subsidiaries information
Company's ownership interest			100.00%	100.00%	100.00%
Content | Televisa, S.A. de C.V. ("Televisa")
Consolidated subsidiaries information
Company's ownership interest			100.00%	100.00%	100.00%
Content | G.Televisa-D, S.A. de C.V.
Consolidated subsidiaries information
Company's ownership interest			100.00%	100.00%	100.00%
Content | Multimedia Telecom, S.A. de C.V. ("Multimedia Telecom") and subsidiary
Consolidated subsidiaries information
Company's ownership interest			100.00%	100.00%	100.00%
Sky | Innova, S. de R.L. de C.V. ("Innova") and subsidiaries (collectively, "Sky")
Consolidated subsidiaries information
Company's ownership interest			58.70%	58.70%	58.70%
Cable and Sky | Corporativo Vasco de Quiroga, S.A. de C.V. ("CVQ") and subsidiaries
Consolidated subsidiaries information
Company's ownership interest			100.00%	100.00%	100.00%
Cable | Empresas Cablevision, S.A.B. de C.V. and subsidiaries (collectively, "Empresas Cablevision")
Consolidated subsidiaries information
Company's ownership interest			51.00%	51.00%	51.00%
Cable | Subsidiaries engaged in the Cablemas business (collectively, "Cablemas")
Consolidated subsidiaries information
Company's ownership interest			100.00%	100.00%	100.00%
Cable | Television Internacional, S.A. de C.V. and subsidiaries (collectively, "TVI")
Consolidated subsidiaries information
Company's ownership interest		50.00%	100.00%	100.00%	100.00%
Ownership interest in non controlling interest	50.00%
Cable | Cablestar, S.A. de C.V. and subsidiaries (collectively, "Bestel")
Consolidated subsidiaries information
Company's ownership interest			66.10%	66.10%	66.10%
Cable | Arretis, S.A.P.I. de C.V. and subsidiaries (collectively, "Cablecom")
Consolidated subsidiaries information
Company's ownership interest			100.00%	100.00%	100.00%
Cable | Subsidiaries engaged in the Telecable business (collectively, "Telecable")
Consolidated subsidiaries information
Company's ownership interest			100.00%	100.00%	100.00%
Other Businesses | Editorial Televisa, S.A. de C.V. and subsidiaries
Consolidated subsidiaries information
Company's ownership interest			100.00%	100.00%	100.00%
Other Businesses | Grupo Distribuidoras Intermex, S.A. de C.V. and subsidiaries
Consolidated subsidiaries information
Company's ownership interest			100.00%	100.00%	100.00%
Other Businesses | Sistema Radiopolis, S.A. de C.V. ("Radiopolis") and subsidiaries
Consolidated subsidiaries information
Company's ownership interest			50.00%	50.00%	50.00%
Other Businesses | Televisa Juegos, S.A. de C.V. and subsidiaries
Consolidated subsidiaries information
Company's ownership interest			100.00%	100.00%	100.00%
Other Businesses | Villacezan, S.A. de C.V. ("Villacezan") and subsidiaries
Consolidated subsidiaries information
Company's ownership interest			100.00%	100.00%	100.00%
Radio
Consolidated subsidiaries information
Renewal cost for concession			$ 37,848	$ 111,636
Number of new concessions | item			2
Cost incurred for obtaining concessions			$ 85,486
Useful lives			20 years
Common shares | Content | Multimedia Telecom, S.A. de C.V. ("Multimedia Telecom") and subsidiary
Consolidated subsidiaries information
Company's ownership interest			95.30%	95.30%
Warrants issued by UHI | Content | Multimedia Telecom, S.A. de C.V. ("Multimedia Telecom") and subsidiary
Consolidated subsidiaries information
Company's ownership interest			4.70%	4.70%